UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      10/6/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $      109,754
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Apple Computer           cs             037833100      243      637 SH       SOLE       N/A         0    n/a     637
ABM Industries, Inc.     cs             000957100      248   13,000 SH       SOLE       N/A         0    n/a  13,000
Automatic Data Proc      cs             053015103    2,773   58,809 SH       SOLE       N/A         0    n/a  58,809
Ameren Corp.             cs             023608102      833   27,966 SH       SOLE       N/A         0    n/a  27,966
Amer Electric Power      cs             025537101    1,298   34,135 SH       SOLE       N/A         0    n/a  34,135
AFLAC Inc                cs             001055102    1,325   37,914 SH       SOLE       N/A         0    n/a  37,914
Amerigas Partners        oa             030975106    1,114   25,323 SH       SOLE       N/A         0    n/a  25,323
Ares Capital Corp.       cs             04010L103      320   23,209 SH       SOLE       N/A         0    n/a  23,209
American Express         cs             025816109      564   12,557 SH       SOLE       N/A         0    n/a  12,557
Boeing                   cs             097023105    2,399   39,650 SH       SOLE       N/A         0    n/a  39,650
Bank America             cs             060505104      636  103,884 SH       SOLE       N/A         0    n/a 103,884
BP PLC ADR               cs             055622104    2,051   56,850 SH       SOLE       N/A         0    n/a  56,850
Conagra Foods Inc.       cs             205887102      576   23,765 SH       SOLE       N/A         0    n/a  23,765
Caterpillar Inc.         cs             149123101    2,260   30,600 SH       SOLE       N/A         0    n/a  30,600
Mack Cali RealtyREIT     oa             554489104    2,534   94,730 SH       SOLE       N/A         0    n/a  94,730
Cisco Systems            cs             17275R102    2,516  162,344 SH       SOLE       N/A         0    n/a 162,344
Capitalsource Inc        cs             14055X102      472   76,892 SH       SOLE       N/A         0    n/a  76,892
Dominion Res Inc VA      cs             25746U109    1,910   37,615 SH       SOLE       N/A         0    n/a  37,615
Diebold Incorporated     cs             253651103    1,400   50,900 SH       SOLE       N/A         0    n/a  50,900
D T E Energy Company     cs             233331107      281    5,725 SH       SOLE       N/A         0    n/a   5,725
Duke Power               cs             26441C105    1,099   54,967 SH       SOLE       N/A         0    n/a  54,967
I Shares Dow Div         ut             464287168    3,853   79,869 SH       SOLE       N/A         0    n/a  79,869
Consolidated Edison      cs             209115104    2,001   35,097 SH       SOLE       N/A         0    n/a  35,097
I Share Tr MSCI          ut             464287465    2,059   43,083 SH       SOLE       N/A         0    n/a  43,083
Emerson Electric Co      cs             291011104    2,256   54,600 SH       SOLE       N/A         0    n/a  54,600
General Electric         cs             369604103    1,975  129,733 SH       SOLE       N/A         0    n/a 129,733
Great Plains Energy      cs             391164100    1,671   86,604 SH       SOLE       N/A         0    n/a  86,604
Health Care REIT         oa             42217K106      211    4,507 SH       SOLE       N/A         0    n/a   4,507
HCP Inc. REIT            oa             40414L109    3,062   87,338 SH       SOLE       N/A         0    n/a  87,338
Hawaiian Elec Indus      cs             419870100      605   24,920 SH       SOLE       N/A         0    n/a  24,920
Hospitality Pptys Tr     oa             44106M102    1,577   74,275 SH       SOLE       N/A         0    n/a  74,275
iShares iBoxx HY Cor     cs             464288513      237    2,865 SH       SOLE       N/A         0    n/a   2,865
Intel                    cs             458140100    2,919  136,812 SH       SOLE       N/A         0    n/a 136,812
ISharesRussl1000Valu     cs             464287598    1,132   20,000 SH       SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,338   25,450 SH       SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,439   22,593 SH       SOLE       N/A         0    n/a  22,593
JP Morgan Chase          cs             46625H100    2,250   74,685 SH       SOLE       N/A         0    n/a  74,685
Kraft Foods              cs             50075N104      250    7,450 SH       SOLE       N/A         0    n/a   7,450
Kinder Morgan Hold       cs             49455B101    1,165   45,000 SH       SOLE       N/A         0    n/a  45,000
Kinder Morgan Energy     oa             494550106    3,753   54,880 SH       SOLE       N/A         0    n/a  54,880
Kinder Morgan Mgmt       cs             49455U100    1,338   22,798 SH       SOLE       N/A         0    n/a  22,798
Coca-Cola Co.            cs             191216100    3,246   48,046 SH       SOLE       N/A         0    n/a  48,046
Lincoln National         cs             534187109      576   36,867 SH       SOLE       N/A         0    n/a  36,867
Herman Miller Inc        cs             600544100      189   10,558 SH       SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    2,630   36,632 SH       SOLE       N/A         0    n/a  36,632
Altria Group Inc         cs             02209S103      458   17,075 SH       SOLE       N/A         0    n/a  17,075
Marathon Pete Corp       cs             56585A102      914   33,770 SH       SOLE       N/A         0    n/a  33,770
Marathon Oil Corp        cs             565849106    1,408   65,250 SH       SOLE       N/A         0    n/a  65,250
Nveen CA Mn Val Mf       cs             67062C107      879   97,132 SH       SOLE       N/A         0    n/a  97,132
Nucor Corp               cs             670346105    2,224   70,300 SH       SOLE       N/A         0    n/a  70,300
O G E Energy Cp Hldg     cs             670837103      637   13,320 SH       SOLE       N/A         0    n/a  13,320
Oracle                   cs             68389X105    2,107   73,300 SH       SOLE       N/A         0    n/a  73,300
Precision Castparts      cs             740189105    6,639   42,708 SH       SOLE       N/A         0    n/a  42,708
Pfizer                   cs             717081103    1,114   63,000 SH       SOLE       N/A         0    n/a  63,000
Proctor and Gamble       cs             742718109    3,312   52,416 SH       SOLE       N/A         0    n/a  52,416
Progress Energy Inc      cs             743263105    2,250   43,510 SH       SOLE       N/A         0    n/a  43,510
Philip Morris Intnl      cs             718172109      934   14,975 SH       SOLE       N/A         0    n/a  14,975
Pinnacle West            cs             723484101      933   21,725 SH       SOLE       N/A         0    n/a  21,725
Penn West Pete Ltd       cs             707887105    2,248  152,167 SH       SOLE       N/A         0    n/a 152,167
Scana Corporation        cs             80589M102    2,055   50,800 SH       SOLE       N/A         0    n/a  50,800

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
The Southern Company     cs             842587107    1,665   39,300 SH       SOLE       N/A         0    n/a  39,300
A T & T Inc              cs             00206R102      219    7,695 SH       SOLE       N/A         0    n/a   7,695
Integrys Energy Grp.     cs             45822P105    1,240   25,514 SH       SOLE       N/A         0    n/a  25,514
US Bancorp               cs             902973304      214    9,090 SH       SOLE       N/A         0    n/a   9,090
Vulcan Materials Co.     cs             929160109      385   13,959 SH       SOLE       N/A         0    n/a  13,959
Vanguard Value ETF       ut             922908744    2,843   60,425 SH       SOLE       N/A         0    n/a  60,425
Vanguard Growth Idx      ut             922908736    2,345   41,918 SH       SOLE       N/A         0    n/a  41,918
Walgreen                 cs             931422109    2,568   78,066 SH       SOLE       N/A         0    n/a  78,066
Wells Fargo              cs             949746101      576   23,891 SH       SOLE       N/A         0    n/a  23,891
Xcel Energy              cs             98389B100      374   15,145 SH       SOLE       N/A         0    n/a  15,145
Exxon Mobil Corp.        cs             30231G102      629    8,667 SH       SOLE       N/A         0    n/a   8,667